Share-Based Compensation - Summary of Group's option activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Weighted average remaining contractual term
Fair value of vested options	$ 6,687	¥ 45,979		¥ 13,525		¥ 3,106
Unrecognized share-based compensation expense relating to unvested options	$ 1,185,616							¥ 8,151,703
Weighted-average period for recognition of share-based compensation expense relating to unvested options	5 years 7 months 21 days	5 years 7 months 21 days
2015 Plan and the 2018 Plan
Number of share options
Outstanding at beginning of the year (in shares) | shares	272,442,860	272,442,860	203,733,060	203,733,060	101,468,440	101,468,440
Granted (in shares) | shares	359,390,000	359,390,000	78,560,000	78,560,000	102,264,620	102,264,620
Forfeited (in shares) | shares	(2,240,000)	(2,240,000)	(9,850,200)	(9,850,200)
Outstanding at end of the year (in shares) | shares	629,592,860	629,592,860	272,442,860	272,442,860	203,733,060	203,733,060	101,468,440
Vested and expected to vest at end of the year (in shares) | shares	629,592,860		272,442,860		203,733,060			629,592,860
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.0065		$ 0.0065		$ 0.0065
Granted (in dollars per share)	0.0065		0.0065		0.0065
Forfeited (in dollars per share)	0.0065		0.0065
Outstanding at end of the year (in dollars per share)	0.0065		0.0065		0.0065		$ 0.0065
Vested and expected to vest at end of the year (in dollars per share)	0.0065		0.0065		0.0065
Weighted average grant date fair value
Outstanding at beginning of the year	0.0706		0.0301		0.0184
Granted	3.6289		0.1736		0.0416
Forfeited	2.5006		0.0544
Outstanding at end of the year	2.0931		0.0706		0.0301		$ 0.0184
Vested and expected to vest at end of the year	$ 2.0931		$ 0.0706		$ 0.0301
Aggregate intrinsic value
Outstanding at beginning of the year (in dollars) | $	$ 144,258		$ 10,390		$ 2,385
Outstanding at end of the year (in dollars) | $	3,527,924		144,258		10,390		$ 2,385
Vested and expected to vest at end of the year (in dollars) | $	$ 3,527,924		$ 144,258		$ 10,390
Weighted average remaining contractual term
Outstanding (in years)	8 years 7 months 21 days	8 years 7 months 21 days	8 years 6 months 26 days	8 years 6 months 26 days	9 years 3 months	9 years 3 months	9 years 9 months 26 days
Vested and expected to vest at end of the year (in years)	8 years 7 months 21 days	8 years 7 months 21 days	8 years 6 months 26 days	8 years 6 months 26 days	9 years 3 months	9 years 3 months